ABRDN FUNDS

abrdn U.S. Sustainable Leaders Fund

(the “Fund”)

Supplement dated December 30, 2022 to the Fund’s Summary Prospectus,

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”),

each dated February 28, 2022, as supplemented to date

Virgilio Aquino, Investment Director, is leaving abrdn on December 30, 2022. Effective immediately, all references to Virgilio Aquino in the Summary Prospectus, Prospectus and SAI are deleted.

Please retain this supplement for future reference.